Concentration and Risks	12 Months Ended
Dec. 31, 2023
Concentration and Risks [Abstract]
Concentration and risks
11.	Concentration and risks

The Company is not exposed to significant financial risks other than the concentration risk, which is analysed as follows:

Customers

Customers who accounted for 10% or more of the Company’s revenues or with significant outstanding receivables are analysed as follows:

	Revenue for years ended December 31,			Balance as of December 31,
	2023	2022	2021	2023	2022

Customer A	25%	37%	-%	8%	46%
Customer B	-	15	-	-	-
Customer C	-	12	-	-	4
Customer D	-	18	-	-	22
Customer E	35	9	-	40	13
Customer F	-	4	-	-	15
Customer G	16	-	-	9	-
Customer H	8	-	-	14	-
Customer I	5	-	-	13	-
Customer J	8	-	-	16	-

	97%	95%	-%	100%	100%

Major suppliers

Suppliers who accounted for 10% or more of the Company’s purchase or with significant outstanding payable are analysed as follows:

	Purchase for years ended December 31,			Balance as of December 31,
	2023	2022	2021	2023	2022

Supplier A	64%	90%	100%	100%	100%
Supplier B	36	10	-	-	-

	100%	100%	100%	100%	100%

The Company has an exclusive supply agreement with a sturgeon farm and all purchases of caviar were made from the this supplier.

The Company recognizes that its dependence on a single supplier for caviar represents a significant business risk. The Company closely monitors its relationship with the exclusive supplier to ensure that the quality of products received remains high and that the risk of supply disruptions is minimized.

The Company has significant trading in wine, which is currently sourced from a single supplier. However, wine could be sourced from many channels. Also, the trading of wine is not our major business. The management believe the risk to the Company is not significant.